Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Baozun Inc. (the “Company”) was incorporated under the laws of Cayman Islands on December 17, 2013. The Company, its subsidiaries and its variable interest entity (the “VIE”) (collectively referred to as the “Group”) are principally engaged to provide its customers with end-to-end e-commerce solutions including the sales of apparel, home and electronic products, online store design and setup, visual merchandising and marketing, online store operations, customer services, warehousing and order fulfillment, as well as the holistic brand management, including strategy and tactic positioning, branding and marketing, retail and e-commerce operations, supply chain and logistics, and technology empowerment.

As of December 31, 2025, the Company’s major subsidiaries and VIE which, in the opinion of the directors of the company, principally affected the results, assets or liabilities of the Group are as follows:

	Date of	Place of	Issued share	Legal
	Incorporation/	Incorporation/Operation and legal	capital/Paid	Share in
	Acquisition	status	in capital	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	January 10, 2014	HK	HKD10,000	100%
Shanghai Baozun E-commerce Limited (“Shanghai Baozun”)	November 11, 2003	PRC/wholly foreign owned enterprise	RMB1,800,000,000	100%
Shanghai Bodao E-commerce Limited	March 30, 2010	PRC/limited liability Company	RMB10,000,000	100%
Shanghai Yingsai Advertisement Limited	March 30, 2010	PRC/limited liability Company	RMB8,648,649	100%
Baozun Hongkong Limited	September 11, 2013	HK	HKD10,000,000	100%
Shanghai Fengbo E-commerce Limited	December 29, 2011	PRC/limited liability Company	RMB10,000,000	100%
Baozun Hongkong Investment Limited	July 21, 2015	HK	HKD100,000	100%
Baotong Inc.	June 19, 2019	Cayman	USD10,681.32	63%
Baotong Hong Kong Holding Limited	May 5, 2016	HK	HKD10,000	63%
Baotong E-logistics Technology (Suzhou) Limited	March 27, 2017	PRC/wholly foreign owned enterprise	RMB260,252,000	63%
Baozun Brand Management Limited	October 7, 2022	Hong Kong	RMB100,000,000	100%
White Horse Hongkong Holding Limited	November 8, 2022	Hong Kong	RMB10,000,000	100%
Gaipu (Shanghai) Commercial Co., Ltd. (“Gap Shanghai”)	January 31, 2023	PRC	USD257,551,995	100%

VIE:
Shanghai Zunyi Business Consulting Ltd. (“Shanghai Zunyi”)	December 31, 2010	PRC/variable interest entity	RMB50,000,000	N/A